INVESTMENT IN UNCONSOLIDATED SUBSIDIARY	12 Months Ended
Dec. 31, 2016
INVESTMENT IN UNCONSOLIDATED SUBSIDIARY [Abstract]
INVESTMENT IN UNCONSOLIDATED SUBSIDIARY
7.	INVESTMENT IN UNCONSOLIDATED SUBSIDIARY

The Company has a 57.4% limited partnership interest in Fly-Z/C LP. Summit Aviation Partners LLC has a 10.2% interest in the joint venture and the limited partners appointed a subsidiary of BBAM Limited Partnership as the general partner of the joint venture. For the years ended December 31, 2016, 2015 and 2014, the Company recognized $0.5 million, $1.2 million and $3.6 million, respectively, in equity earnings from its investment in Fly-Z/C LP. During the year ended December 31, 2015, the Company contributed $2.0 million into Fly-Z/C LP. During the year ended December 31, 2014, the Company received distributions totaling $6.6 million. During the years ended December 31, 2016 and 2015, respectively, the Company received no distributions.